N-4	Sep. 21, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Sep. 21, 2023
Amendment Flag	false
ChoicePlus Select B-Share
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	6.00%	65 – 69	5.50%
70 – 74	6.05%	70 – 74	5.60%
75+	6.30%	75+	5.85%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%

ChoicePlus Select B-Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Select B-Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Select B-Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Select B-Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%